Other assets and liabilities	12 Months Ended
Dec. 31, 2024
Other assets and liabilities
Other assets and liabilities

11 Other assets and liabilities

	December 31, 2024				December 31, 2023
	Assets		Liabilities		Assets		Liabilities
(€ million)	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Fair value of derivative financial instruments	874	88	1,921	153	3,323	46	2,414	153
Contract liabilities			552	655			437	691
Other Taxes	850	147	1,749	48	915	137	1,811	16
Other	1,938	3,776	827	3,593	1,399	3,210	917	3,236
	3,662	4,011	5,049	4,449	5,637	3,393	5,579	4,096

The fair value related to derivative financial instruments is disclosed in note 24 – Derivative financial instruments and hedge accounting.

Assets related to other taxes included VAT for €847 million, of which €711 million are current, and advances made in December (€755 million at December 31, 2023, of which €637 million current).

Other assets included: (i) tax credits current of €1,210 million (€812 million at December 31, 2023) and non-current of €2,298 million (€2,247 million at December 31, 2023) deriving from Italian tax measures to incentivize the renovation of residential buildings and energy savings; (ii) an asset of €732 million recorded based on an agreement with an Italian operator to share past and expected environmental expenses incurred and fully provisioned by Eni at certain Italian industrial hub, under decommissioning, which were jointly operated in past years; (iii) gas volumes prepayments that were made in previous years due to the take-or-pay obligations in relation to the Company's long-term supply contracts, whose underlying current portion Eni plans to recover within 12 months for €3 million and beyond 12 months for €295 million (beyond 12 months for €307 million at December 31, 2023); (iv) underlifting positions of the Exploration & Production segment of €318 million (€295 million at December 31, 2023); (v) non-current receivables from divestment activities for €144 million (€205 million at December 31, 2023).

Contract liabilities included: (i) advances received from Società Oleodotti Meridionali SpA for the infrastructure upgrade of the crude oil transport system from Val d'Agri to the Taranto refinery for €486 million (€469 million at December 31, 2023); (ii) prepaid electronic fuel vouchers for €331 million (€292 million at December 31, 2023); (iii) advances received from Engie SA, relating to a long-term agreement for supplying natural gas and electricity for €218 million (€275 million at December 31, 2023), of which current portion for €55 million (€56 million at December 31, 2023); (iv) advances received from customers for future gas supplies for €65 million (€10 million at December 31, 2023).

Revenues recognized during the year related to contract liabilities stated at December 31, 2024, are indicated in note 29 – Revenues and other income.

Liabilities related to other current taxes include excise duties and consumer taxes for €895 million (€1,034 million at December 31, 2023) and VAT liabilities for €405 million (€326 million at December 31, 2023).

Other liabilities included: (i) non-current payables to factoring companies connected with the derecognition of the abovementioned tax credit deriving from Italian tax measures to incentivize the renovation of residential buildings and energy savings for €2,104 million (€2,040 million at December 31, 2023); (ii) the value of gas paid and undrawn by customers due to the triggering of the take-or-pay clause provided for by the relevant long-term contracts for €303 million is expected to be drawn beyond the next 12 months (€131 million within 12 months and beyond 12 months for €260 million at December 31, 2023); (iii) a put option recognized by Eni to Energy Infrastructure Partners (EIP), which acquired a non-controlling interest of 7.6% in Eni’s subsidiary Plenitude by subscribing a reserved capital increase of €588 million in March 2024. The put option valorizes Eni’s commitment to repurchase at fair value enough shares of Plenitude held by EIP as required to pay down the financial debt incurred by EIP for the transaction. The book value of the put option is stated at the present value of Eni's maximum financial commitment equal to €392 million with a corresponding reduction in the reserve for retained earnings. The expiry date is 2027; (iv) prepaid revenues and deferred income for €315 million (€343 million at December 31, 2023), of which current for €194 million (€134 million at December 31, 2023); (v) current overlifting imbalances of the Exploration & Production segment for €396 million (€312 million at December 31, 2023); (vi) non-current cautionary deposits for €265 million (€286 million at December 31, 2023), of which €207 million from retail customers for the supply of gas and electricity (€213 million at December 31, 2023); (vii) payables related to investing activities for €96 million (€101 million at December 31, 2023).

Transactions with related parties are described in note 36 — Transactions with related parties.